Fee and commission income	12 Months Ended
Dec. 31, 2017
Fee and commission income [Abstract]
Fee and commission income

36. Fee and commission income

“Fee and commission income” comprises the amount of all fees and commissions accruing in favor of the Bank in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Collection and payment services:
Bills	970,293	789,996	654,340
Demand accounts	2,156,384	1,786,175	1,496,535
Cards (Credit and Debit) and Acquiring Services	4,985,306	4,090,766	3,479,361
Checks and other	172,718	169,100	154,400
Orders	471,763	364,102	318,322
Total	8,756,464	7,200,139	6,102,958

Marketing of non-Banking financial products:
Investment funds	819,748	1,014,401	982,533
Insurance	2,414,478	2,114,316	2,156,230
Capitalization	363,516	325,531	15,765
Total	3,597,742	3,454,248	3,154,528

Securities services:
Securities underwriting and placement	513,727	357,513	280,471
Securities trading	114,015	115,334	105,979
Administration and custody	191,987	65,667	81,154
Asset management	2,353	1,863	1,705
Total	822,082	540,377	469,309

Other:
Foreign exchange	742,676	722,912	597,620
Financial guarantees	672,801	634,375	507,921
Other fees and commissions	1,223,778	996,430	964,855
Total	2,639,255	2,353,717	2,070,396

Total	15,815,543	13,548,481	11,797,191